MFS(R) International New Discovery Fund

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-headings entitled "Ownership of Fund Shares" and "Other Accounts", under Appendix C entitled "Portfolio Manager(s)" are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of fiscal year ended September 30, 2006. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

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Name of Portfolio Manager         Dollar Range of Equity Securities in Fund
--------------------------------------------------------------------------------
David A. Antonelli                                  F
--------------------------------------------------------------------------------
Peter F. Fruzzetti                                  N
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Other  Accounts.  In addition to the Fund,  the Fund's  portfolio  managers  are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of fiscal year ended September 30, 2006 were as follows:

-------------------------------------------------------------------------------------------------
                   Registered Investment    Other Pooled Investment
                        Companies                Vehicles                  Other Accounts
-------------------------------------------------------------------------------------------------
                       Number                  Number                   Number
                         of        Total        of       Total           of          Total
Name                  Accounts*    Assets*    Accounts  Assets        Accounts      Assets
-------------------------------------------------------------------------------------------------
David A. Antonelli       1      $4.3 billion     0        N/A             2        $289.8 million
-------------------------------------------------------------------------------------------------

Peter F. Fruzzetti       1      $4.3 billion     1    $15.2 million       0           N/A
-------------------------------------------------------------------------------------------------

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*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                  The date of this Supplement is June 1, 2007.